Income tax expenses- Composition of deferred tax assets and liabilities (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Sep. 30, 2019	Mar. 31, 2019 CNY (¥)
Deferred tax assets
Licensed copyrights	¥ 3,148			¥ 2,475
Tax losses carried forward and others	33,210			21,896
Total deferred tax assets, gross	36,358			24,371
Valuation allowance	(28,768)			(21,838)
Total deferred tax assets	7,590			2,533
Deferred tax liabilities
Identifiable intangible assets	(12,729)			(12,659)
Withholding tax on undistributed earnings	(8,102)			(7,901)
Equity investees and others	(23,067)			(1,957)
Total deferred tax liabilities	(43,898)	$ (6,200)		(22,517)
Net deferred tax liabilities	(36,308)			(19,984)
Undistributed earnings intended to be invested indefinitely in the PRC	107,200			¥ 49,700
Ant Group
Deferred tax liabilities
Deferred tax effect	¥ 19,700
Equity interest (as a percent)	33.00%	33.00%	33.00%
Hong Kong
Income tax
Accumulated tax losses of subsidiaries	¥ 5,840
Singapore
Income tax
Accumulated tax losses of subsidiaries	5,090
Indonesia
Income tax
Accumulated tax losses of subsidiaries	4,742
PRC
Income tax
Accumulated tax losses of subsidiaries	¥ 88,805